Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

8. Property, Plant and Equipment, Net

Property, plant and equipment and related accumulated depreciation were as follows:

	As of December 31,
	2019	2020
Mold and tooling	950,140	987,316
Production facilities	904,239	787,970
Buildings	431,075	404,772
Buildings improvements	307,174	311,947
Leasehold improvements	139,118	249,879
Equipment	138,102	175,887
Construction in process	110,341	53,579
Motor vehicles	28,384	36,409
Total	3,008,573	3,007,759
Less: Accumulated depreciation	(195,385)	(498,691)
Less: Accumulated impairment loss	(18,066)	(30,381)
Total property, plant and equipment, net	2,795,122	2,478,687

The Group recorded depreciation expenses of RMB55,897,  RMB107,173 and RMB312,011 for the years ended December 31, 2018, 2019 and 2020, respectively.

An impairment of nil,  RMB18,066 and RMB30,381 was recognized for property, plant and equipment for the years ended December 31, 2018, 2019 and 2020, respectively. The Group made a full impairment provision on the production facilities and leasehold improvements in connection with the production of electric battery as the Group determined to terminate the design, development and self-production of electric battery via one of the Group’s subsidiaries.